Shareholder Report, Line Graph (Details) 197242_Pzena Mid Cap Value Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 24,609	$ 25,031	$ 22,561	$ 22,126	$ 18,827	$ 13,303	$ 14,075	$ 15,319	$ 14,173	$ 10,000	$ 25,983
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Total Return
Accumulated Value	35,643	30,177	23,246	25,325	22,269	16,584	15,380	14,649	12,553	10,000	$ 41,608
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Value Total Return
Accumulated Value	$ 24,454	$ 21,898	$ 19,752	$ 20,451	$ 17,978	$ 14,076	$ 14,270	$ 13,904	$ 13,184	$ 10,000	$ 29,181